TRADE AND OTHER PAYABLES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other current payables [abstract]
Accrued liabilities to contracted licence payments	$ 1,207	$ 1,112